Related Party Transactions - Remuneration of key management (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions
Short-term remuneration & compensation	€ 732	€ 777
Post-employment benefits	33	29
Share based payment	143	118
Total	€ 908	€ 924